REVENUE (Tables)	12 Months Ended
Aug. 31, 2019
REVENUE
Schedule of Revenue

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Tuition income from education programs	1,007,509	1,254,390	1,689,952
Tuition income from complementary training institutes	71,268	85,098	123,895
Meal income	159,257	187,307	225,665
Boarding income	55,286	72,357	118,723
Commission income	—	50,236	138,587
Consulting service income	—	18,987	124,072
Other revenues	35,803	53,191	145,703
Less: sales tax	756	2,695	3,592
Total	1,328,367	1,718,871	2,563,005

Schedule of Contract balances

	As of August 31,
	2018	2019
	RMB	RMB
Account receivable	809	21,528
Contract liabilities	—	1,529,137
Current portion of deferred revenue	965,152	—
Refund liabilities	—	20,259